Federated Hermes MDT Small Cap Growth Fund Investment Risks - Class A C IS and R6 Shares [Member] - Federated Hermes MDT Small Cap Growth Fund	Jul. 31, 2025
Prospectus [Line Items]
Risk [Text Block]	What are the Main Risks of Investing in the Fund?
Stock Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	■ Stock Market Risk. The value of equity securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s Share price may decline suddenly or over a sustained period of time. Information publicly available about a company, whether from the company’s financial statements or other disclosures or from third parties, or information available to some but not all market participants, can affect the price of a company’s shares in the market. Among other factors, equity securities may decline in value because of an increase in interest rates or changes in the stock market. Recent and potential future changes in industry and/or economic trends, as well as changes in monetary policy made by central banks and/or their governments, also can affect the level of interest rates and contribute to the development of or increase in volatility, illiquidity, shareholder redemptions and other adverse effects (such as a decline in a company’s stock price), which could negatively impact the Fund’s performance.
Risk Related to the Economy [Member]
Prospectus [Line Items]
Risk [Text Block]	■ Risk Related to the Economy. The value of the Fund’s portfolio may decline in tandem with a drop in the overall value of the markets in which the Fund invests and/or other markets. Global economic, political and financial conditions including geopolitical conflicts, legislative changes, industry or economic trends and developments or public health risks, such as epidemics or pandemics, may, from time to time, and for varying periods of time, have a significant effect on financial markets generally and cause the Fund to experience volatility, illiquidity, shareholder redemptions and/or other potentially adverse effects.
Small Cap Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	■ Small-Cap Company Risk. The Fund may invest in small capitalization (“small-cap”) companies. Small-cap companies may have less liquid stock, a more volatile share price, unproven track records, a limited product or service base and limited access to capital. The above factors could make small-cap companies more likely to fail than larger companies, and increase the volatility of the Fund’s portfolio, performance and Share price. The Adviser and its affiliated investment advisers also can manage other funds and accounts that use small-cap or similar investment strategies, and investments in small-cap securities by multiple funds and accounts, including those managed by the Adviser and its affiliates, could impact the availability of suitable small-cap securities and cause a capacity constraint associated with the Fund’s small-cap investment strategy.
Risk Related to Investing for Growth [Member]
Prospectus [Line Items]
Risk [Text Block]	■ Risk Related to Investing for Growth. Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. Additionally, growth stocks may not pay dividends or may pay lower dividends than value stocks.
Real Estate Investment Trust Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	■ Real Estate Investment Trust Risk. Real estate investment trusts (REITs) carry risks associated with owning real estate, including the potential for a decline in value due to economic or market conditions.
Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	■ Sector Risk. Because the Fund may allocate relatively more assets to certain industry sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund.
Quantitative Modeling Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	■ Quantitative Modeling Risk. The Fund employs quantitative models as a management technique. These models examine multiple economic factors using various proprietary and third-party data. The results generated by quantitative analysis may perform differently than expected and may negatively affect Fund performance for various reasons (for example, human judgment, data imprecision, software or other technology malfunctions, or programming inaccuracies).
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	The Shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.